Capital Stock - Summary of Stock Option Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years	8 years 1 month	8 years 4 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 1 month	7 years 8 months	8 years
Stock Option
Options
Outstanding - beginning of year (in shares)	359,496	208,788	102,793
Grants in period (shares)	277,066	155,053	110,343
Exercised (in shares)	(30,968)	0	0
Forfeited / expired (in shares)	0	(4,345)	(4,348)
Outstanding - end of year (in shares)	605,594	359,496	208,788
Exercisable - end of year (in shares)	309,609	224,687	131,906
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 18.45	$ 24.78	$ 31.94
Granted (in dollars per share)	8.00	9.76	17.84
Exercised (in dollars per share)	8.96	0.00	0.00
Forfeited / expired (in dollars per share)	0.00	12.45	17.84
Outstanding - end of year (in dollars per share)	14.16	18.45	24.78
Exercisable - end of year (in dollars per share)	$ 19.12	$ 21.54	$ 26.71
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	29,000,000.0	29,000,000
Class A | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 200,000	$ 200,000	$ 0
2007 Long-Term Incentive Plan | Non Management Director [Member] | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture		21,004